25. Related parties	12 Months Ended
Dec. 31, 2020
Related parties
Related parties

25.        Related parties

(i)	Shareholders

As of December 31, 2020 and 2019, no shareholder holds more than 20% of the voting rights.

(ii)	Transactions with key management personnel

The compensation of managing directors and other key management personnel comprised of the following:

	2020	2019	2018
Short-term employee benefits	2,936	2,598	2,683
Termination benefits	0	264	0
Share-based payments	1,848	1,738	1,229
	4,784	4,600	3,912

Remuneration of Affimed’s managing directors comprises fixed and variable components and share-based payment awards. In addition, the managing directors receive supplementary benefits such as fringe benefits and allowances. In the case of an early termination, the managing directors receive a severance.

Compensation for other key management personnel comprises fixed and variable components and share-based payment awards.

The supervisory directors of Affimed N.V. received compensation for their services on the supervisory board of €364 (2019: €382; 2018: €382). In 2020, the Group recognized expenses for share-based payments for supervisory board members of €293 (2019: €243, 2018: €117).

The following table provides the total amounts of outstanding balances for supervisory board compensation and expense reimbursement related to key management personnel:

	Outstanding balances
	December 31,	December 31,
	2020	2019
Adi Hoess	2	5
Wolfgang Fischer	0	1
Thomas Hecht	16	26
Mathieu Simon	7	9
Berndt Modig	0	9
Ferdinand Verdonck	10	11
Ulrich Grau	14	21
Bernhard Ehmer	15	20
Harry Welten	8	0
Annalisa Jenkins	8	0